Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	48 Months Ended	84 Months Ended
	Dec. 31, 2011 2008 Program	Dec. 31, 2011 2005 Program
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring charge	$ 270	$ 236